UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment           [  ] Amendment Number: ____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Pat Kimelman
-----------------------------
Title:         Office Manager
-----------------------------
Phone:           212-686-0021
-----------------------------

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                   New York, NY                 5/7/2013
      ------------------                 -------------               ----------
        [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                102

Form 13F Information Table Value Total:           $470,160
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Column 1                   Column 2              Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------              --------  --------   --------     ----------   --------
                                                            Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class           CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole      Shared    None
--------------          --------------          ---------  -------  -------  ---   ---------    --------    ----      ------    ----
3M Co                          COM             88579y101     2105      19800    SH     Sole                                   19800
Abbott Laboratories            COM             002824100      774      21900    SH     Sole                                   21900
Abbvie Inc                     COM             00287y109     1158      28400    SH     Sole                                   28400
Advanced Resources Group Inc   COM             00766u107        0      15000    SH     Sole                                   15000
American Express Co            COM             025816109      501       7425    SH     Sole                                    7425
Amgen Inc                      COM             031162100      308       3000    SH     Sole                                    3000
Anadarko Petroleum Corp        COM             032511107     1054      12058    SH     Sole                                   12058
Apple Inc                      COM             037833100     1202       2715    SH     Sole                                    2715
AT&T Inc                       COM             00206r102     2863      78036    SH     Sole                                   78036
Avantair Inc                   COM             05350t101        8      50000    SH     Sole                                   50000
Bank of America Corporation    COM             060505104     6601     541950    SH     Sole                                  541950
Berkshire Hathaway Inc Cl B    COM             084670702      344       3300    SH     Sole                                    3300
BGC Partners Inc Cl A          COM             05541t101     1931     464298    SH     Sole                                  464298
Black Diamond Inc              COM             09202g101      351      38481    SH     Sole                                   38481
Bristol Myers Squibb Co        COM             110122108     2356      57192    SH     Sole                                   57192
Camden Natl Corp               COM             133034108      819      24755    SH     Sole                                   24755
Canadian Pacific Railway Ltd   COM             13645t100     2635      20200    SH     Sole                                   20200
Cantel Medical Corp            COM             138098108    10212     339714    SH     Sole                                  339714
Caterpillar Inc                COM             149123101      228       2627    SH     Sole                                    2627
Cenovus Energy Inc             COM             15135u109      220       7100    SH     Sole                                    7100
Chevron Corp                   COM             166764100     9580      80630    SH     Sole                                   80630
Cisco Systems Inc              COM             17275r102     2523     120725    SH     Sole                                  120725
Colgate Palmolive Co           COM             194162103     1369      11600    SH     Sole                                   11600
ConocoPhillips                 COM             20825c104      572       9516    SH     Sole                                    9516
Copart Inc                     COM             217204106    24771     722812    SH     Sole                                  722812
Costco Wholesale Corp          COM             22160k105      205       1935    SH     Sole                                    1935
Deere & Co                     COM             244199105     1599      18600    SH     Sole                                   18600
Disney Walt Co Disney          COM             254687106     4375      77032    SH     Sole                                   77032
Dominion Resources Inc VA      COM             25746u109      303       5200    SH     Sole                                    5200
Dover Corp                     COM             260003108     9110     125005    SH     Sole                                  125005
Dow Chemical Co                COM             260543103     2421      76035    SH     Sole                                   76035
Du Pont E I de Nemours & Co    COM             263534109     4712      95842    SH     Sole                                   95842
Duke Energy Corp               COM             26441c204      363       4996    SH     Sole                                    4996
Emerson Electric Co            COM             291011104     7289     130468    SH     Sole                                  130468
Essex Rent Corp                COM             297187106     5505    1231555    SH     Sole                                 1231555
Express Scripts Holding Co     COM             30219g108      651      11290    SH     Sole                                   11290
Exxon Mobil Corp               COM             30231g102    34385     381589    SH     Sole                                  381589
Facebook Inc Cl A              COM             30303m102     4705     183950    SH     Sole                                  183950
Freeport-McMoran Copper & Gold COM             35671d857      232       7000    SH     Sole                                    7000
General Electric Co            COM             369604103    22184     959537    SH     Sole                                  959537
Genomic Health Inc             COM             37244c101      783      27700    SH     Sole                                   27700
Google Inc Cl A                COM             38259p508    10231      12882    SH     Sole                                   12882
Heinz H J Co                   COM             423074103     3415      47248    SH     Sole                                   47248
Home Depot Inc                 COM             437076102    10247     146850    SH     Sole                                  146850
Honeywell Intl Inc             COM             438516106     2675      35500    SH     Sole                                   35500
International Business Machine COM             459200101      306       1434    SH     Sole                                    1434
International Paper Co         COM             460146103     1383      29700    SH     Sole                                   29700
iRobot Corp                    COM             462726100     1791      69803    SH     Sole                                   69803
Johnson & Johnson              COM             478160104     1708      20952    SH     Sole                                   20952
JPMorgan Chase & Co            COM             46625h100    15346     323336    SH     Sole                                  323336
Keryx Biopharmaceuticals Inc   COM             492515101       70      10000    SH     Sole                                   10000
Kimberly Clark Corp            COM             494368103     1617      16500    SH     Sole                                   16500
Kinder Morgan Inc              COM             49456b101     6413     165800    SH     Sole                                  165800
M & T Bank Corp                COM             55261f104     2984      28924    SH     Sole                                   28924
McDonalds Corp                 COM             580135101     8753      87800    SH     Sole                                   87800
Mead Johnson Nutrition Co Cl A COM             582839106     1095      14141    SH     Sole                                   14141
Merck & Co Inc                 COM             58933y105     7840     177385    SH     Sole                                  177385
Minerals Technologies Inc      COM             603158106     1494      36000    SH     Sole                                   36000
Molex Inc                      COM             608554101     2858      97600    SH     Sole                                   97600
Nextera Energy Inc             COM             65339f101     1624      20900    SH     Sole                                   20900
Norfolk Southern Corp          COM             655844108     4482      58148    SH     Sole                                   58148
Nucor Corp                     COM             670346105    23349     505930    SH     Sole                                  505930
Occidental Petroleum Corp      COM             674599105     7061      90100    SH     Sole                                   90100
Oracle Corp                    COM             68389x105     5602     173285    SH     Sole                                  173285
PepsiCo Inc                    COM             713448108     2801      35407    SH     Sole                                   35407
Pfizer Inc                     COM             717081103      320      11100    SH     Sole                                   11100
Phillips 66                    COM             718546104      338       4833    SH     Sole                                    4833
Praxair Inc                    COM             74005p104      290       2600    SH     Sole                                    2600
Presstek Inc                   COM             741113104       70     151800    SH     Sole                                  151800
Procter & Gamble Co            COM             742718109     7369      95626    SH     Sole                                   95626
QEP Resources Inc              COM             74733v100     4830     151700    SH     Sole                                  151700
Qualcomm Inc                   COM             747525103    10624     158710    SH     Sole                                  158710
Questar Corp                   COM             748356102     7023     288650    SH     Sole                                  288650
Rand Logistics Inc             COM             752182105     6474    1056916    SH     Sole                                 1056916
Schlumberger Ltd               COM             806857108     9376     125200    SH     Sole                                  125200
Scotts Miracle-Gro Co Cl A     COM             810186106      216       5000    SH     Sole                                    5000
Sirius XM Radio Inc            COM             82967n108       46      15000    SH     Sole                                   15000
Southern Co                    COM             842587107      211       4500    SH     Sole                                    4500
Southwestern Energy Co         COM             845467109    11087     297556    SH     Sole                                  297556
St Joe Co                      COM             790148100     1809      85122    SH     Sole                                   85122
Teleflex Inc                   COM             879369106    16730     197960    SH     Sole                                  197960
Tesco Corp                     COM             88157k101     4456     332750    SH     Sole                                  332750
The ADT Corporation            COM             00101j106     8098     165464    SH     Sole                                  165464
Time Warner Cable Inc          COM             88732j207      960    9995.42    SH     Sole                                 9995.42
Time Warner Inc                COM             887317303     2219   38513.67    SH     Sole                                38513.67
Timken Co                      COM             887389104     4939      87300    SH     Sole                                   87300
Toll Brothers Inc              COM             889478103     7558     220750    SH     Sole                                  220750
UGI Corp                       COM             902681105      230       6000    SH     Sole                                    6000
Union Pacific Corp             COM             907818108    10882      76410    SH     Sole                                   76410
United Parcel Service Inc Cl B COM             911312106      649       7550    SH     Sole                                    7550
Verizon Communications Inc     COM             92343v104      331       6738    SH     Sole                                    6738
Wal Mart Stores Inc            COM             931142103      498       6650    SH     Sole                                    6650
Waste Management Inc           COM             94106l109    13793     351775    SH     Sole                                  351775
Novartis AG Sp ADR             ADR             66987v109     1265      17750    SH     Sole                                   17750
Royal Dutch Shell PLC Sp ADR A ADR             780259206    12564     192818    SH     Sole                                  192818
AllianceBernstein Holding LP   UNIT LTD PARTN  01881g106      263      12000    SH     Sole                                   12000
Kinder Morgan Energy Partners  UNIT LTD PARTN  494550106      584       6500    SH     Sole                                    6500
BioMed Realty Trust Inc        COM             09063h107     3699     171250    SH     Sole                                  171250
Digital Realty Trust Inc       COM             253868103     9734     145475    SH     Sole                                  145475
iStar Financial Inc            COM             45031u101     1106     101580    SH     Sole                                  101580
Kimco Realty Corp              COM             49446r109    10199     455300    SH     Sole                                  455300
Weingarten Realty Investors    SH BEN INT      948741103      868      27524    SH     Sole                                   27524


TOTAL                                                      470160

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